The
BlackRock
Government
Income Trust

SEMI
ANNUAL
REPORT
Dec. 31, 1997
(LOGO)

The BlackRock Government Income Trust

Performance At A Glance.
U.S. interest rates declined (and bond prices rose) as inflation inched up by the smallest amount in more than a decade. This favorable economic climate and investor demand for bonds that provided higher yields than U.S. Treasury securities helped bolster prices of mortgage backed securities. For the six months ended December 31, 1997, the Trust's A-shares posted an after expense total return of 2.99% versus its Lipper
Adjustable-Rate Mortgage Fund peer
group average of 2.84%.

Historical Investment Results1
As of 12/31/97

                                Six         One
Five             Since
                               Months       Year
Years          Inception2
      Class A                    2.99%
5.83%       24.89%          35.31%
      Class C                    2.84
5.27         N/A            18.63
      Lipper Adjustable Rate
      Mortgage Fund Avg.3        2.84
6.07        27.05             ***

Average Annual Total Returns1
As of 12/31/97

                                       One
Five              Since
                                      Year
Years          Inception2
      Class A                            2.65%
3.90%             4.39%
      Class C                            4.27
N/A              5.52

Dividends
& Yields
As of
12/31/97

                               Total Dividends
30-Day
                               Paid for Six Mos.
SEC Yield
      Class A                     $0.25
4.16%
      Class C                     $0.23
4.30

An investment in the Fund is neither insured nor guaranteed by the U.S.
government. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges.
The Fund charges a maximum sales load of 3% for Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% over a period of one year.

2 Inception dates: Class A, 9/9/91; Class C,
11/1/94.

3 These are the average returns for all funds in the Lipper Adjustable Rate
Mortgage Fund average for one- and five-year periods since inception of Class
A shares on 9/9/91.

***Lipper Since Inception returns are: Class A,
35.17%; and Class C, 21.59%
for all funds in each share class.

          How Investments Compared.
              (As of 12/31/97)
                   (GRAPH)

  U.S.        General       General        U.S.
Growth         Bond        Muni Debt
Taxable
Funds          Funds         Funds       Money
Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Scott Amero, Fund Manager
Portfolio
Manager's Report
(PHOTO)

The BlackRock Government Income Trust is an open-end bond fund whose investment objective is to limit the degree of fluctuation of its net asset value (NAV), resulting from movements in interest rates, and provide high monthly income. The Trust pursues its investment objective by investing primarily in a portfolio of adjustable rate mortgage-backed securities (ARMs),
U.S. government securities, and asset backed securities (ABS). The Fund is part of the Prudential family of mutual funds and is managed by its investment sub-adviser, BlackRock Financial Management,
Inc. There can be no assurance
that the Fund will achieve its investment objective.

Trust Merges.
On January 30, 1998, the BlackRock Government
Income Trust merged with the
Prudential Government Securities Trust -- Short
Intermediate Term Series.
Class A and Class C shares of your Fund were exchanged at net asset value for Class A shares of the Government Securities
Trust Series.

Strategy Session.

Conditions Were Favorable.
The U.S. economy continued its strong growth during the third and fourth quarters, fueled by increased consumer spending and low unemployment. The primary inflation indicators, consumer and producer prices, remained subdued throughout the reporting period and the unemployment rate remained low.

This healthy economic environment prompted the Federal Reserve to leave the federal funds rate (what banks charge each other for overnight loans) unchanged at 5.50%. Although the U.S. economy seems to have entered a new era of strong growth spurred by increases in productivity, the low unemployment rate still threatens to exert wage pressures on the economy.

The bull market trend of 1997 continued into the fourth quarter, leading yields to finish the year at new lows. The positive momentum has continued into the early days of 1998 based, in part, on the possibility of early elimination of the budget deficit and on comments by Fed Chairman Alan
Greenspan that deflation was an issue. New home sales recently hit a new cyclical peak, the employment picture remained very strong and consumer confidence and spending also remained high.

Despite strong growth, current and future inflation both appear to be remarkably controlled, with producer prices continuing to decline and 1997's year-over-year core CPI at a 30-year low. In addition, Asian currency devaluations are expected to lower foreign import prices. Treasury yields fell during the period. The yield of the two-year Treasury security fell from 6.07% on June 30, 1997 to 5.65% at year end.

Prepayment Fears Surface.
Declining interest rates began to ignite prepayment fears in the mortgage market, causing yield spreads to widen. The fundamental continued on page 1

Strategy Session.

continued from preceeding page
factors that contribute to mortgage valuations clearly have worsened, particularly since the recent decline in interest rates has brought about a third of the mortgage sector into a "refinancable" position.

ARMs continued to post underperformance versus short duration Treasuries, as the flat yield curve is expected to result in very fast prepayments in the
ARM sector as homeowners refinance from
adjustable-rate into fixed-rate
mortgages. Asset backed securities have recently underperformed; however, in our view, the ABS sector's recent underperformance represents an opportunity. The sector's credit problems are limited in scope and pose little threat to issuers' ability to pay. In addition, as a generally high credit quality sector insulated from the effects of Asian instability and with little prepayment risk, ABS are expected to improve in valuation.

Looking Ahead.
Our short- and long-term outlook for the bond market remains optimistic, based on the fundamentally favorable backdrop of softening gross domestic product, low inflation and declining Treasury borrowing.

One risk factor we plan to monitor, however, is the extent to which corporate and homeowner refinancings will stimulate growth, possibly dampening the market's current euphoria. Although domestic fundamentals are strong,
BlackRock expects that recessions in the emerging Asian economies and Japan will slow U.S. growth in the first half of 1998.

Inflation is expected to remain subdued over the
long term based on direct and
indirect factors: commodity and import price
deflation; and blunted demand for
U.S. exports may cut into corporate
profitability forcing reduced demand for
new hires. This in turn may relieve some of the
current wage pressure in the
labor markets. Although "real" interest rates
look high with inflation at such
low levels, we do not anticipate a change in
monetary targets in the near
future.
------------------------------------------------
-------------------------------
                                  1

Portfolio of Investments as of December 31, 1997
(Unaudited)                               THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
------------

Principal
Amount
(000)        Description
Value (Note 1)
------------------------------------------------
------------
LONG-TERM INVESTMENTS--94.7%
------------------------------------------------
------------
Asset-Backed Securities--9.0%
$     301    Chevy Chase Auto Receivables Trust,
                Series 1996-2, Class A, 5.90%,
                7/15/03
$   300,269
      409    EQCC Home Equity Loan Trust,
                Series 1994-1, Class A, 5.80%,
                3/15/09
405,008
      500    First USA Credit Card Master Trust,
                Series 1994-8, Class A, 6.115%,
                6/15/04
502,344
      500    MBNA Master Credit Card Trust,
                Series 1996-M, Class A,
                6.005%(a), 4/15/09
498,125
      300    Sears Credit Account Master Trust,
                Series 1995-3, Class A,
7.00%(a),
                10/15/04
306,215
      300    SMS Student Loan Trust,
                Series 1997-A, Class A,
6.03%(a),
                10/27/25
295,406

-----------
             Total asset-backed securities
                (cost $2,301,170)
2,307,367
------------------------------------------------
------------
Collateralized Mortgage Obligation Residuals--
13.4%
             Federal National Mortgage
                Association,
    1,173    Series 1993-210, Class FB, 6.525%,
                10/25/23
1,180,403
      910    Trust I, Class 2, 11.50%, 4/01/09
1,024,725
             Residential Asset Securitization
                Trust, Incorporated, Mortgage
                Certificate,
      330    Series 1996-A8, Class A1, 8.60%,
                12/25/26
335,501
      332    Series 1997-A1, Class A1, 7.00%,
                3/25/27
333,143
      325    Salomon Brothers, Mortgage
Securities VII,
             Series 1996-6B, Class A1,
6.537%(a),
                6/30/26
311,949
$     287    Salomon Brothers, Mortgage
Securities VII,
             Series 1996-6G, Class A1,
6.438%(a),
                9/30/27
$   265,862

-----------
             Total collateralized mortgage
                obligation residuals
                (cost $3,400,714)
3,451,583
------------------------------------------------
------------
Mortgage Pass-Throughs--28.5%
             Federal Home Loan Mortgage
                Corporation,
    1,963    9.00%, 9/01/05 - 11/01/05, 15 Year
2,026,234
      425    7.375%, 3/01/06, Multi-family
430,362
      737    Federal Housing Administration,
                GMAC Commercial Mortgage,
                7.465%, 7/25/19
742,136
             Federal National Mortgage
                Association,
    1,227    8.00%, 3/01/08
1,266,569
    2,053    8.50%, 6/01/08 - 1/01/16
2,151,194
      704    Government National Mortgage
                Association, II,
                7.50%, 1/20/25, 1 year CMT, ARM
723,685

-----------
             Total mortgage pass-throughs
                (cost $7,406,792)
7,340,180
------------------------------------------------
------------
Multiple Class Mortgage Pass-Throughs--6.7%
      845    Federal Home Loan Mortgage
                Corporation,
                Series 19, Class F, 6.57%,
                6/01/28
849,098
             Federal National Mortgage
                Association,
      888    Trust 1996-T6, Class C, 6.20%,
                2/26/01
883,930

-----------
             Total multiple-class mortgage
                pass-throughs
                (cost $1,883,559)
1,733,028

-----------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     2

Portfolio of Investments as of December 31, 1997
(Unaudited)                               THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
------------

Principal
Amount
(000)        Description
Value (Note 1)
------------------------------------------------
------------
U.S. Government Securities--37.1%
             United States Treasury Notes,
$     300    6.25%, 5/31/99
$   302,438
    2,950    5.875%, 7/31/99
2,959,219
      500    6.375%, 5/15/00
507,656
    4,750    6.00%, 8/15/00
4,786,367
    1,000    5.75%, 9/30/99 - 11/30/02
1,001,328

-----------
             Total U.S. government securities
                (cost $9,529,161)
9,557,008

-----------
             Total long-term investments
                (cost $24,521,396)
24,389,166

-----------
SHORT-TERM INVESTMENTS--3.9%
------------------------------------------------
------------
Cash Agency
$   1,000    Federal Home Loan Mortgage Disc.
                Notes,
                6.00%, 1/2/98
                (cost $999,833)
$   999,833

-----------
------------------------------------------------
------------
Total Investments--98.6%
             (cost $25,521,229; Note 4)
25,388,999
             Other assets in excess of
                liabilities--1.4%
357,643

-----------
             Net Assets--100%
$25,746,642

-----------

-----------

---------------
ARM--Adjustable Rate Mortgage
CMT--Constant Maturity Treasury
(a) Rate shown reflects current rate of variable
rate instruments.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     3

Statement of Assets and Liabilities
(Unaudited)                               THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
--------------------------------

Assets
December 31, 1997

-----------------
Investments, at value (cost
$25,521,229)....................................
 ............................         $25,388,999
Cash............................................
 ................................................
 ........              43,429
Interest
receivable......................................
 ...............................................
379,035
Receivable for investments
sold............................................
 .............................
72,224

-----------------
   Total
assets..........................................
 ...............................................
25,883,687

-----------------
Liabilities
Payable for Fund shares
reacquired......................................
 ................................
122,809
Management fee
payable.........................................
 .........................................
11,020
Dividends
payable.........................................
 ..............................................
3,216

-----------------
   Total
liabilities.....................................
 ...............................................
137,045

-----------------
Net
Assets..........................................
 ................................................
 ....         $25,746,642

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.............................................
 ...................         $    27,441
   Paid-in capital in excess of
par.............................................
 ........................          33,015,375

-----------------

33,042,816
   Distributions in excess of net investment
income..........................................
 ...........             (93,471)
   Accumulated net realized loss on
investments.....................................
 ....................          (7,138,516)
   Net unrealized depreciation on
investments.....................................
 ......................             (64,187)

-----------------
Net assets, December 31,
1997............................................
 ...............................
$25,746,642

-----------------

-----------------
Class A:
   Net asset value and redemption price per
share
      ($25,729,204 / 2,742,279 shares of
beneficial interest issued and
outstanding)....................
$9.38*
   Maximum sales charge (3.0% of offering
price)..........................................
 ..............                 .29
   Maximum offering price to
public..........................................
 ...........................               $9.67
Class C:
   Net asset value, offering price and
redemption price per share
      ($17,438 / 1,861 shares of beneficial
interest issued and
outstanding)............................
$9.37*

---------------
* Effective October 27, 1997, the Fund was no
longer offered for sale.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     4

THE BLACKROCK GOVERNMENT INCOME TRUST
Statement of Operations (Unaudited)
------------------------------------------------
------------

Six Months

Ended

December 31,
Net Investment Income
1997

------------
Income
   Interest and discount earned...............
$1,038,303

------------
Expenses
   Management fee.............................
69,037
   Distribution fee--Class A..................
14,125
   Distribution fee--Class C..................
42
   Custodian's fees and expenses..............
42,000
   Transfer agent's fees and expenses.........
26,000
   Reports to shareholders....................
22,000
   Legal fees and expenses....................
20,000
   Registration fees..........................
13,000
   Miscellaneous..............................
9,888

------------
       Total operating expenses...............
216,092
   Interest expense...........................
159,253

------------
       Total expenses.........................
375,345

------------
Net investment income.........................
662,958

------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................
99,364
   Financial futures contracts................
(33,085)
   Short sale transactions....................
8,790

------------

75,069

------------
Net change in unrealized depreciation on:
   Investments................................
(3,664)
   Financial futures contracts................
5,034

------------

1,370

------------
Net gain on investments.......................
76,439

------------
Net Increase in Net Assets
Resulting from Operations.....................
$  739,397

------------

------------

THE BLACKROCK GOVERNMENT INCOME TRUST
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------
------------

                                      Six Months
                                        Ended
Year Ended
Increase (Decrease)                  December
31,      June 30,
in Net Assets                            1997
1997
                                     -----------
-    -----------
Operations:
   Net investment income...........  $
662,958    $  1,742,295
   Net realized gain (loss) on
      investment transactions......
75,069      (3,420,890)
   Net change in unrealized
      appreciation on
      investments..................
1,370       3,674,911
                                     -----------
-    ------------
   Net increase in net assets
      resulting from operations....
739,397       1,996,316
                                     -----------
-    ------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income:
      Class A......................
(662,580)     (1,718,151)
      Class C......................
(378)         (4,281)
                                     -----------
-    ------------

(662,958)     (1,722,432)
                                     -----------
-    ------------
   Distributions in excess of net
      investment income:
      Class A......................
(58,517)             --
      Class C......................
(30)             --
                                     -----------
-    ------------

(58,547)             --
                                     -----------
-    ------------
   Tax return of capital
      distributions:
      Class A......................            -
-         (37,724)
      Class C......................            -
-             (94)
                                     -----------
-    ------------
                                               -
-         (37,818)
                                     -----------
-    ------------
Fund share transactions (Note 6):
   Net proceeds from shares
      subscribed...................
260,826       1,201,635
   Net asset value of shares issued
      in reinvestment of dividends
      and distributions............
425,730       1,031,449
   Cost of shares reacquired.......
(4,089,904)    (10,451,900)
                                     -----------
-    ------------
   Net decrease in net assets from
      Fund share transactions......
(3,403,348)     (8,218,816)
                                     -----------
-    ------------
Total decrease.....................
(3,385,456)     (7,982,750)
Net Assets
Beginning of period................
29,132,098      37,114,848
                                     -----------
-    ------------
End of period......................  $
25,746,642    $ 29,132,098
                                     -----------
-    ------------
                                     -----------
-    ------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     5

Notes to Financial Statements (Unaudited)  THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
--------------------------------
The BlackRock Government Income Trust (the
'Fund'), is registered under the
Investment Company Act of 1940 as a diversified,
open-end management investment
company. The Fund was organized as an
unincorporated business trust in
Massachusetts on June 13, 1991 and had no
operations until the issuance of
10,000 shares of beneficial interest for
$100,000 on July 18, 1991 to Prudential
Investments Fund Management LLC ('PIFM').
Investment operations commenced on
September 9, 1991. The Fund's primary objectives
are to provide low volatility
of net asset value and high monthly income,
primarily through investment in U.S.
Government securities and obligations issued or
guaranteed by the U.S.
Government, its agencies or instrumentalities.
The ability of issuers of debt
securities, other than those issued or
guaranteed by the U.S. Government, to
meet their obligations may be affected by
economic developments in a specific
industry or region.
------------------------------------------------
------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities.
Exchange-traded options are valued
at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Futures contracts are valued at the last sale price as of the close of the commodities exchange on which they trade unless the Fund's Board of Trustees determines that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Fund's Board of Trustees. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's
Board of Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as 'initial margin.' Subsequent payments, known as
'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write
options in order to hedge against
adverse market movements or fluctuations in
value caused by changes in
prevailing interest rates with respect to
securities which the Fund currently
owns or intends to purchase. When the Fund
purchases an option, it pays a
premium and an amount equal to that premium is
recorded as an investment. When
the Fund writes an option, it receives a premium
and an amount equal to that
premium is recorded as a liability. The
investment or liability is adjusted
daily to reflect the current market value of the
option. If an option expires
unexercised, the Fund realizes a gain or loss to
the extent of the premium
received or paid. If an option is exercised, the
premium received or paid is an
adjustment to the proceeds from the sale or the
cost of the purchase in
determining whether the Fund has realized a gain
or loss. The difference between
the premium and the
------------------------------------------------
--------------------------------
                                       6

Notes to Financial Statements (Unaudited)  THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
--------------------------------
amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security
(short sale). When the Fund makes a
short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis and the Fund accretes discount or amortizes premium on securities purchased using the effective interest method.
Expenses are recorded on the
accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: It is the Fund's intention to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends monthly first from net investment income then from realized short-term capital gains, if any, and other sources, if necessary. Net long-term capital gains, if any, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements

The Fund has a management agreement with PIFM.
Pursuant to this agreement, PIFM
has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with BlackRock Financial Management,
Inc. ('BFM'). BFM furnishes
investment advisory services in connection with the management of the Fund. PIFM pays for the costs of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The
Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50 of 1% of the Fund's average daily net assets. PIFM pays BFM, as compensation for its services pursuant to the subadvisory agreement, a fee at the annual rate of .25 of 1% of the Fund's average daily net assets.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI') which acts as the distributor of the Class A and Class C shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A and Class C shares, pursuant to plans of distribution (the 'Class A and C
Plans'), regardless of expenses actually incurred by PSI. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to .30 of 1% and 1% of the average daily net assets of the Class A and C shares, respectively. Such expenses under the Class A and Class C Plans were .15% and .75%, respectively, of the average daily net assets of Class A and C shares, respectively, for the period July 1, 1997 through October 26, 1997.
Effective October 27, 1997, PSI
suspended the continous offering of Fund shares in conjunction with a proposed reorganization (Note 7) and distribution fees were eliminated for the period
October 27, 1997 through December 31, 1997.

PSI has advised the Fund that it has received approximately $200 in front-end sales charges resulting from sales of Class A shares during the six months ended
December 31, 1997. From these fees, PSI paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.
PSI and PIFM are indirect wholly owned
subsidiaries of The Prudential Insurance
Company of America ('Prudential').

The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
------------------------------------------------
--------------------------------
                                       7

Notes to Financial Statements (Unaudited)  THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
--------------------------------
$200,000,000. Interest on any such borrowings
outstanding will be at market
rates. The purposes of the Agreement is to serve
as an alternative source of
funding for capital share redemptions. The Fund
has not borrowed any amounts
pursuant to the Agreement during the six months
ended December 31, 1997. The
Funds pay a commitment fee at an annual rate of
 .055 of 1% on the unused portion
of the credit facility. The commitment fee is
accrued and paid quarterly on a
pro rata basis by the Funds. The Agreement
expired on December 30, 1997 and has
been extended through December 29, 1998 under
the same terms.
------------------------------------------------
------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended December 31,
1997, the Fund incurred fees of approximately
$17,800 for the services of PMFS.
As of December 31, 1997, approximately $3,000 of
such fees were due to PMFS.
Transfer agent fees and expenses in the
Statement of Operations include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------
------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the six months ended December 31, 1997 aggregated $31,497,668 and
$38,785,950, respectively.

The federal income tax basis of the Fund's investments at December 31, 1997 was substantially the same as for financial reporting purposes and, accordingly, net unrealized depreciation for federal income tax purposes was $132,230 (gross unrealized appreciation--$105,263; gross unrealized depreciation--$237,493).

For federal income tax purposes, the Fund had a capital loss carryforward at
June 30, 1997 of approximately $3,793,000 of which $559,000 expires in 2001,
$2,044,000 expires in 2002, $742,000 expires in
2003, and $448,000 expires in
2004. The Fund will elect to treat net realized capital losses of approximately
$3,410,400 incurred in the eight month period ended June 30, 1997 as having been incurred in the current fiscal year.
Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.

Note 5. Borrowings

The Fund enters into reverse repurchase
agreements with qualified, third party
broker-dealers as determined by and under the direction of the Board of
Trustees. Reverse repurchase agreements are a technique involving leverage and are considered a borrowing of the Fund thereby causing the Fund's total assets to exceed its net assets. In a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed date and price.
During this time, the Fund continues to receive the principal and interest payments from that security. At the end of the term, the Fund receives the same securities that were sold for the same initial dollar amount plus interest on the cash proceeds of the initial sale. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance.

The average daily balance of reverse repurchase
agreements outstanding during
the six months ended December 31, 1997 was
approximately $3,046,000 at a
weighted average interest rate of approximately
5.54%. The maximum amount of
reverse repurchase agreements outstanding at any
month-end during the period was
$9,521,250 as of September 30, 1997.
------------------------------------------------
------------
Note 6. Capital

The Fund offered only Class A and Class C shares. Class A shares were sold with a front-end sales charge of up to 3%. Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares, which were discontinued from being offered on November 1, 1994, automatically converted to
Class A shares upon being held longer than one year from the date of purchase.

The Fund had authorized an unlimited number of shares of beneficial interest at
$.01 par value per share divided into three classes, of which two classes, designated Class A and Class C shares, were being offered.

Transactions in shares of beneficial interest for the six months ended December
31, 1997 and the year ended June 30, 1997 were as follows:

Class A                                  Shares
Amount
-------------------------------------  ---------
-   ------------
Six months ended December 31, 1997:
Shares sold..........................
18,408   $    260,000
Shares issued in reinvestment
  of dividends and distributions.....
45,361        425,310
Shares reacquired....................
(436,099)    (4,089,880)
                                       ---------
-   ------------
Net decrease in shares outstanding...
(372,330)  $ (3,404,570)
                                       ---------
-   ------------
                                       ---------
-   ------------

------------------------------------------------
--------------------------------
                                       8

Notes to Financial Statements (Unaudited)  THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
--------------------------------

Class A                                  Shares
Amount
-------------------------------------  ---------
-   ------------
Year ended June 30, 1997:
Shares sold..........................
121,896   $  1,138,130
Shares issued in reinvestment
  of dividends and distributions.....
110,261      1,027,696
Shares reacquired....................
(1,109,126)   (10,334,549)
                                       ---------
-   ------------
Net decrease in shares outstanding...
(876,969)  $ (8,168,723)
                                       ---------
-   ------------
                                       ---------
-   ------------
Class C
-------------------------------------
Six months ended December 31, 1997:
Shares sold..........................
89   $        826
Shares issued in reinvestment
  of dividends and distributions.....
45            420
Shares reacquired....................
(3)           (24)
                                       ---------
-   ------------
Net increase in shares outstanding...
131   $      1,222
                                       ---------
-   ------------
                                       ---------
-   ------------
Year ended June 30, 1997:
Shares sold..........................
6,842   $     63,505
Shares issued in reinvestment
  of dividends and distributions.....
403          3,753
Shares reacquired....................
(12,611)      (117,351)
                                       ---------
-   ------------
Net decrease in shares outstanding...
(5,366)  $    (50,093)
                                       ---------
-   ------------
                                       ---------
-   ------------

Note 7. Subsequent Event

On October 27, 1997, the Trustees approved an
Agreement and Plan of
Reorganization and Liquidation for the Fund (the
'Plan of Reorganization') which
provides for the transfer of substantially all of the assets and liabilities of the Fund to Prudential Government Securities
Trust, Short-Intermediate Term
Series. Class A and Class C shares of the Fund will be exchanged at net asset value for Class A shares of equivalent value of Prudential Government Securities
Trust, Short-Intermediate Term Series. The Fund will then cease operations.

The shareholders of the Fund approved the Plan
on January 23, 1998 and the
reorganization was effective on January 30,
1998. The Fund and
Short-Intermediate Term Series each bore their
pro rata share of the costs of
the reorganization, including costs of proxy
solicitation.
------------------------------------------------
--------------------------------
                                       9

Financial Highlights (Unaudited)           THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
--------------------------------

Class A
                                             ---
------------------------------------------------
--------------------
                                             Six
Months

Ended                          Year Ended June
30,

June 30,      ----------------------------------
----------------------

1997(a)       1997(a)      1996       1995(a)
1994(a)       1993
                                             ---
-------     -------     -------     -------
-------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......   $
9.35      $  9.28     $  9.37     $  9.29     $
9.67     $  10.07
                                             ---
-------     -------     -------     -------
-------     --------
Income from investment operations
Net investment income......................
 .23          .49         .51         .51
 .45          .64
Net realized and unrealized gains (losses)
   on investments and foreign currency
   transactions............................
 .05          .08        (.06)        .09
(.35)        (.41)
                                             ---
-------     -------     -------     -------
-------     --------
   Total from investment operations........
 .28          .57         .45         .60
 .10          .23
                                             ---
-------     -------     -------     -------
-------     --------
Less distributions
Dividends from net investment income.......
(.23)        (.49)       (.51)       (.52)
(.40)        (.63)
Distributions in excess of net investment
   income
(.02)          --          --          --
--           --
Tax return of capital distributions........
--         (.01)       (.03)         --
(.08)          --
                                             ---
-------     -------     -------     -------
-------     --------
   Total distributions.....................
(.25)        (.50)       (.54)       (.52)
(.48)        (.63)
                                             ---
-------     -------     -------     -------
-------     --------
Net asset value, end of period.............   $
9.38      $  9.35     $  9.28     $  9.37     $
9.29     $   9.67
                                             ---
-------     -------     -------     -------
-------     --------
                                             ---
-------     -------     -------     -------
-------     --------
TOTAL RETURN(b):...........................
5.83%        6.22%       4.98%       6.55%
1.02%        2.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............   $
25,729      $29,116     $37,049     $46,450
$69,912     $113,623
Average net assets (000)...................   $
27,373      $33,235     $42,598     $56,395
$91,849     $131,371
Ratios to average net assets:
   Total expenses..........................
2.71%(c)     3.45%       3.74%       2.19%
1.89%        1.94%
   Operating expenses, including
      distribution fee.....................
1.56%(c)     1.56%       1.47%       1.31%
1.17%        1.05%
   Operating expenses, excluding
      distribution fee.....................
1.46%(c)     1.41%       1.32%       1.16%
1.05%         .95%
   Net investment income...................
4.80%(c)     5.23%       5.51%       5.49%
4.94%        6.71%
For Class A, B and C shares:
   Portfolio turnover rate.................
100%         225%        173%        254%
209%         228%

BORROWINGS (for all classes):

Amount of debt        Average amount of

outstanding at end      debt outstanding
Period ended
of period (000)       during period (000)
------------------------------------------------
---------------------   ------------------     -
------------------
December 31,
1997............................................
 ........              --                $ 3,046
June 30,
1997............................................
 ............        $  7,625
10,695
June 30,
1996............................................
 ............           9,008
15,626
June 30,
1995............................................
 ............          19,872
9,130
June 30,
1994............................................
 ............           8,300
18,840
June 30,
1993............................................
 ............          24,386
34,892

BORROWINGS (for all classes):

Average amount of

debt per share

Average number of         outstanding

shares outstanding           during
Period ended
during period (000)          period
------------------------------------------------
---------------------  -------------------     -
----------------
December 31,
1997............................................
 ........          2,907                 $1.05
June 30,
1997............................................
 ............          3,571
2.99
June 30,
1996............................................
 ............          4,550
3.43
June 30,
1995............................................
 ............          6,389
1.43
June 30,
1994............................................
 ............         10,234
1.84
June 30,
1993............................................
 ............         13,517
2.58

---------------
(a) Calculated based upon weighted average
shares outstanding during the period.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Annualized.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     10

Financial Highlights (Unaudited)           THE
BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------
--------------------------------

Class B
Class C
                                             ---
------------------------------------------------
----     ------------------------

July 1,
September 1,                      Year

1995                                     1992(e)
Six Months       Ended

Through         Year Ended June 30,
Through          Ended        June 30,

November 27,     ---------------------
June 30,        June 30,      ---------

1995(f)        1995(a)      1994(a)
1993          1997(a)        1997(a)
                                             ---
---------     --------     --------     --------
----     ----------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $
9.37        $ 9.29       $ 9.68         $ 9.97
$   9.34       $  9.28

------       --------     --------         -----
----------     ---------
Income from investment operations
Net investment income......................
 .22           .48          .37            .47
 .21           .43
Net realized and unrealized gains (losses)
   on investments and foreign currency
   transactions............................
 .02           .09         (.37)          (.32)
 .05           .08

------       --------     --------         -----
----------     ---------
   Total from investment operations........
 .24           .57           --            .15
 .26           .51

------       --------     --------         -----
----------     ---------
Less distributions
Dividends from net investment income.......
(.22)         (.49)        (.32)          (.44)
(.21)         (.44)
Distributions in excess of net investment
   income..................................
--            --           --             --
(.02)           --
Tax return of capital distributions........
(.01)           --         (.07)            --
--          (.01)

------       --------     --------         -----
----------     ---------
   Total distributions.....................
(.23)         (.49)        (.39)          (.44)
(.23)         (.45)

------       --------     --------         -----
----------     ---------
Net asset value, end of period.............    $
9.38        $ 9.37       $ 9.29         $ 9.68
$   9.37       $  9.34

------       --------     --------         -----
----------     ---------

------       --------     --------         -----
----------     ---------
TOTAL RETURN(b):...........................
2.63%         6.16%        (.01)%         1.39%
5.27%         5.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $
0        $2,466       $3,845         $5,954
$     17       $    16
Average net assets (000)...................    $
1,820        $2,928       $5,778         $2,740
$     17       $    94
Ratios to average net assets:
   Total expenses..........................
3.87%(c)      2.56%        2.76%
2.89%(c)         3.09%(c)      4.05%
   Operating expenses, including
      distribution fee.....................
1.52%(c)      1.68%        2.05%
1.95%(c)         1.94%(c)      2.16%
   Operating expenses, excluding
      distribution fee.....................
1.32%(c)      1.16%        1.05%
 .95%(c)         1.45%(c)      1.41%
   Net investment income...................
5.46%(c)      5.12%        4.06%
5.11%(c)         4.45%(c)      4.63%


November 1,

Year           1994(e)

Ended          Through

June 30,        June 30,

1996           1995(a)
                                             ---
--------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......    $
9.37          $ 9.26
                                             ---
--------         -----
Income from investment operations
Net investment income......................
 .45             .23
Net realized and unrealized gains (losses)
   on investments and foreign currency
   transactions............................
(.06)            .21
                                             ---
--------         -----
   Total from investment operations........
 .39             .44
                                             ---
--------         -----
Less distributions
Dividends from net investment income.......
(.46)           (.33)
Distributions in excess of net investment
   income..................................
--              --
Tax return of capital distributions........
(.02)             --
                                             ---
--------         -----
   Total distributions.....................
(.48)           (.33)
                                             ---
--------         -----
Net asset value, end of period.............    $
9.28          $ 9.37
                                             ---
--------         -----
                                             ---
--------         -----
TOTAL RETURN(b):...........................
4.31%           4.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............    $
66          $7,121(d)
Average net assets (000)...................    $
33          $1,335(d)
Ratios to average net assets:
   Total expenses..........................
4.10%           2.24%(c)
   Operating expenses, including
      distribution fee.....................
2.07%           1.91%(c)
   Operating expenses, excluding
      distribution fee.....................
1.32%           1.16%(c)
   Net investment income...................
4.91%           4.89%(c)

---------------
(a) Calculated based upon weighted average
shares outstanding during the period.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total return for periods of
less than a full year are not
    annualized.
(c) Annualized.
(d) Amounts are actual and not rounded to
nearest thousand.
(e) Commencement of offering of shares.
(f) Last day of investment operations of Class B
shares. On November 28, 1995,
all outstanding Class B shares were converted to
Class A shares.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     11

             (This page has been left blank
intentionally.)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney
Richard A. Redeker

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Subadviser
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of December 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

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